Financial Instruments and Fair Value Measurements - Narrative (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended							1 Months Ended	0 Months Ended			0 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended									0 Months Ended	12 Months Ended
	Sep. 27, 2013		Jun. 28, 2013		Mar. 29, 2013		Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Dec. 30, 2011		Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Sep. 30, 2011 National Healthcare System Of Greece Member	Sep. 27, 2013 Spain, Italy and Portugal	Sep. 28, 2012 Spain, Italy and Portugal	Sep. 30, 2011 Spain, Italy and Portugal	Jun. 29, 2012 Spanish government	Feb. 19, 2013 Nfocus	Feb. 19, 2013 Nfocus Regulatory aprovals	Feb. 19, 2013 Nfocus Sales targets	Jan. 10, 2013 CV Ingenuity	Sep. 27, 2013 CV Ingenuity	Sep. 27, 2013 CV Ingenuity Regulatory aprovals	Jan. 10, 2013 CV Ingenuity Regulatory aprovals	Sep. 27, 2013 CV Ingenuity Sales targets	Jan. 10, 2013 CV Ingenuity Sales targets	Apr. 20, 2012 Maya Medical	Sep. 27, 2013 Maya Medical	Sep. 27, 2013 Maya Medical - RF Device	Sep. 27, 2013 Maya Medical - RF Device Sales targets	Sep. 27, 2013 Maya Medical - RF Device Clinical trial	Sep. 27, 2013 Maya Medical - Drug Device	Sep. 27, 2013 Maya Medical - Drug Device Sales targets	Sep. 27, 2013 Maya Medical - Drug Device Pre-clinical trial	Sep. 27, 2013 Maya Medical - Drug Device Clinical trial	Sep. 27, 2013 Maya Medical - Drug Device Commercial sales	Jan. 05, 2012 BARRX Medical, Inc.	Sep. 27, 2013 BARRX Medical, Inc.	Sep. 28, 2012 BARRX Medical, Inc.	Sep. 27, 2013 Other Acquisitions	Jul. 12, 2010 ev3 Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Acquisition date fair value of contingent consideration																									$ 21			$ 101						$ 47										$ 71
Contingent consideration	53								42								53	42											41	30		11					5	20		0					15		23
Maximum contingent payments for acquisition																									45	25	20	147	82		108		39		150	50	30	20	100	40	25	25	10	75	15		62	75
Change in fair value included in selling, general and administrative expenses	1		2		(6)												3													5
Contingent consideration, paid during the period																													65						17										10	50
Probability rate assumed for contingent consideration																																									5.00%	5.00%	5.00%
Restricted cash, fair value	27								50								27	50
Restricted cash, carrying value	27								50								27	50
Fair value of life insurance contracts	24								88								24	88
Cash surrender value of life insurance	24								88								24	88
Fair value of unsecured senior notes	5,433								5,835								5,433	5,835
Carrying value of government bonds																				98
Proceeds from sale of bonds																				71
Net sales	2,560	[1]	2,578	[2]	2,530	[3]	2,567	[4]	2,499	[5]	2,506	[6]	2,438	[7]	2,408	[8]	10,235	9,851	9,607		606	587	668
Collection of accounts receivable																								248
Accounts receivable, over 365 days past due																					$ 54	$ 28

[1]	Gross profit includes $2 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $34 million of restructuring charges, $21 million of charges resulting from entering into license and distribution agreements, a $20 million loss on the retirement of debt incurred in connection with the early termination of a capital lease, a $12 million net gain on investments and $1 million of acquisition-related costs resulting from an adjustment to contingent consideration associated with acquisitions.
[2]	Net sales exclude $556 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $9 million of restructuring charges, $2 million of acquisition-related costs resulting from an adjustment to contingent consideration and a $10 million gain associated with the Company’s acquisition of CVI.
[3]	Net sales exclude $573 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $54 million of restructuring charges, $6 million of income resulting from an adjustment to contingent consideration and an $8 million gain associated with the Company’s acquisition of CVI.
[4]	Net sales exclude $489 million of net sales related to discontinued operations. Income from continuing operations includes $8 million of restructuring charges.
[5]	Net sales exclude $502 million of net sales related to discontinued operations. Gross profit includes $15 million of inventory impairment charges resulting from a product discontinuance and a $12 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of businesses. In addition, income from continuing operations includes $36 million of restructuring charges, a $3 million capital equipment impairment resulting from a product discontinuance, $2 million of legal charges related to the Company’s indemnification obligations of certain claims pertaining to known pending and estimated future pelvic mesh products liability claims and $2 million of transaction costs related to acquisitions.
[6]	Net sales exclude $501 million of net sales related to discontinued operations. Gross profit includes $2 million of restructuring-related accelerated depreciation expense and a $3 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of businesses. In addition, income from continuing operations includes $21 million of restructuring charges, $16 million of transaction costs related to acquisitions, a $9 million loss on the early retirement of debt and a $6 million gain associated with the Company’s acquisition of superDimension.
[7]	Net sales exclude $508 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense and a $2 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of a business. In addition, income from continuing operations includes $15 million of restructuring charges and $14 million of transaction costs related to acquisitions and licensing agreements.
[8]	Net sales exclude $490 million of net sales related to discontinued operations. Gross profit includes $2 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $47 million of legal charges related to the Company’s indemnification obligations of certain claims pertaining to known pending and estimated future pelvic mesh products liability claims and $10 million of restructuring charges.